STATEMENTS OF STOCKHOLDERS' EQUITY (AUDITED) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 23, 2017	$ 0	$ 0	$ 0	$ 0
Capital		20,000		20,000
Stocks for Cash	1,581	14,229		15,810
Stocks for Invested Capital	14,001	0		14,001
Net loss			(28,382)	(28,382)
Ending balance, value at Jun. 30, 2018	$ 15,582	34,229	(28,382)	21,429
Shares, Outstanding, Ending Balance at Jun. 30, 2018	15,582,000
Net loss			1,376	1,376
Ending balance, value at Jun. 30, 2019	$ 15,582	34,229	(27,006)	22,805
Shares, Outstanding, Ending Balance at Jun. 30, 2019	15,582,000
Net loss			(80)	(80)
Ending balance, value at Jun. 30, 2020	$ 15,582	34,229	(27,086)	22,725
Shares, Outstanding, Ending Balance at Jun. 30, 2020	15,582,000
Net loss			27,824	27,824
Ending balance, value at Jun. 30, 2021	$ 15,582	34,229	738	50,549
Shares, Outstanding, Ending Balance at Jun. 30, 2021	15,582,000
Net loss			$ (67,813)	$ (67,813)
Purchased by non-affiliate investors	10	24,990	0	25,000
[custom:SharesPurchasedByNonAffiliateInvestors]	10,000
Ending balance, value at Jun. 30, 2022	$ 15,592	$ 59,219	$ (67,075)	$ 7,736
Shares, Outstanding, Ending Balance at Jun. 30, 2022	15,592,000
Net loss			(7,128)	(7,128)
Ending balance, value at Jun. 30, 2023	$ 15,592	$ 59,219	$ (74,203)	$ 608
Shares, Outstanding, Ending Balance at Jun. 30, 2023	15,592,000